Note 5 - Accounts Payable And Accrued Liabilities (Details) (USD $)	3 Months Ended		12 Months Ended		197 Months Ended	199 Months Ended		12 Months Ended										1 Months Ended	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Mar. 31, 2013	Jun. 18, 2012	Dec. 31, 2012 Liabilities Write-off [Member]	Dec. 31, 2012 Accrued Salary [Member]	Dec. 31, 2012 Accounts Payable [Member]	Dec. 31, 2012 Related to Minimum Purchase Requirement [Member] Yeso Med [Member]	Mar. 31, 2013 Related to Minimum Purchase Requirement [Member]	Mar. 31, 2013 Product Purchase [Member] Yeso Med [Member]	Dec. 31, 2012 Product Purchase [Member] Yeso Med [Member]	Mar. 31, 2013 Equipment Purchase [Member] Yeso Med [Member]	Dec. 31, 2012 Equipment Purchase [Member] Yeso Med [Member]	Dec. 31, 2011 Equipment Purchase [Member] Yeso Med [Member]	Dec. 31, 2011 Yeso Med [Member]	Mar. 31, 2013 Yeso Med [Member]	Dec. 31, 2012 Yeso Med [Member]
Note 5 - Accounts Payable And Accrued Liabilities (Details) [Line Items]
Accrued Payroll Taxes, Current	$ 505,146		$ 411,670	$ 125,239	$ 411,670	$ 505,146
Tax Lien, Amount							1,227
Liabilities, Write-off									199,336	79,890
Other Income								279,226
Long-term Purchase Commitment, Time Period																		5
Long-term Purchase Commitment, Minimum Quantity Required																		2,500,000
Purchase Commitment, Percentage of Supply Price																		50.00%
Accounts Payable, Current											783,593	1,267,684	208,501	208,258	289,519	289,009	352,544	352,544	1,765,704	1,280,860
Loss on Purchase Commitments	$ 484,091	$ 0	$ 783,593	$ 0	$ 783,593	$ 1,267,684													$ 484,091	$ 783,593